Segments and Entity-Wide Disclosure - Schedule of revenue by major customers by reporting segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 6,992	$ 1,723	$ 394
Americas [Member]
Segment Reporting Information [Line Items]
Revenues	3,283	176	43
APAC [Member]
Segment Reporting Information [Line Items]
Revenues	188	329	164
EMEA [Member]
Segment Reporting Information [Line Items]
Revenues	$ 3,521	$ 1,218	$ 187